LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Expenses from payments of variable leases	$ 208,812	$ 141,775	$ 142,064
Expenses from low value leases	6,696	3,051	3,758
Expenses from short-term leases	34,857	21,993	28,120
Total	$ 250,365	$ 166,819	$ 173,942